INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.                                      INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2010 and December 31, 2011 were as follows:

		Customer base
	Contract	and customer	Trade		Non-compete
	backlog	relationship	name	Trademark	clause	Total

Balance as of January 1, 2010	$229	$1,705	$—	$—	$—	$1,934
Acquisition	—	2,370	810	—	—	3,180
Amortization	(188)	(646)	(41)	—	—	(875)
Foreign currency translation adjustments	8	201	13	—	—	222
Balance as of December 31, 2010	49	3,630	782	—	—	4,461
Acquisition	1,425	7,040	1,425	3,043	359	13,292
Amortization	(696)	(1,778)	(168)	(17)	(18)	(2,677)
Foreign currency translation adjustments	12	72	34	—	4	122

Balance as of December 31, 2011	$790	$8,964	$2,073	$3,026	$345	$15,198

Gross carrying amount
Balance as of December 31, 2010	$248	$4,150	$810	$—	$—	$5,208
Balance as of December 31, 2011	$1,673	$11,190	$2,235	$3,043	$359	$18,500

Accumulated amortization
Balance as of December 31, 2010	$199	$520	$28	$—	$—	$747
Balance as of December 31, 2011	$883	$2,226	$162	$17	$14	$3,302

The Group expects to record an amortization expense of $3,607, $2,794, $2,269, $1,403 and $421 for the year 2012, 2013, 2014, 2015, and 2016, respectively.